Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

		As of December 31,
		2018	2019
		RMB	RMB
Interest payable	(i)	38,171	19,347
Payables to merchants	(ii)	28,480	590,517
Accrual for salary, bonus and employee benefits		33,549	31,141
Advertising fees payable		55,574	37,307
Accrued expenses		35,775	42,904
Deposits from merchants		17,522	41,079
Contingent consideration		3,654	10,253
Other tax payable		69,176	89,994
Others		23,535	33,152
Accrued Expenses and Other Current Liabilities		305,436	895,694

(i)  The balance mainly includes the current portion of interest payable of convertible note (see Note 14).

(ii) The balance mainly consists of amounts collected on behalf of third-party merchants. A restricted cash deposit of RMB150,000 was pledged to the merchants as collateral.